Convertible redeemable preferred shares - Redemption feature (Details)	12 Months Ended
Dec. 31, 2025
Series D1 Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	8.00%
Series D2 Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	8.00%
Series E Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	8.00%
Series F Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	8.00%
Series A Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	6.00%
Series A+ Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	6.00%
Series B Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	6.00%
Series B+ Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	6.00%
Series C1 Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	8.00%
Series C2 Preferred Shares
Convertible redeemable preferred shares
Redemption amount, interest (in percent)	8.00%